Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Utility T&D [Member]	Dec. 31, 2012 Utility T&D [Member]	Dec. 31, 2011 Utility T&D [Member]	Dec. 31, 2010 Utility T&D [Member]	Dec. 31, 2012 Oil & Gas [Member]	Dec. 31, 2011 Oil & Gas [Member]	Dec. 31, 2010 Oil & Gas [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2011 Canada [Member]	Dec. 31, 2010 Canada [Member]	Dec. 31, 2012 Professional Services [Member]	Dec. 31, 2011 Professional Services [Member]	Dec. 31, 2010 Professional Services [Member]
Schedule of changes in carrying amount of goodwill
Goodwill Beginning Balance						$ 168,919	$ 151,610	$ 169,365		$ 85,395	$ 77,042	$ 76,425	$ 2,210	$ 2,462	$ 1,923	$ 7,427	$ 7,427	$ 7,427
Impairment Reserves Beginning Balance							(143,543)			(85,395)	(54,686)		(2,210)			7,427	5,314
Total, Net Beginning Balance			8,067			168,919	8,067	169,365			22,356	76,425		2,462	1,923		2,113	7,427
Purchase price adjustments						446		(9,402)				617
Reorganization of reporting structure								(8,353)			8,353
Translation adjustment														(252)	539
Impairment losses	(35,032)	(143,543)	(8,067)	(178,575)	(60,000)		(8,067)	(143,543)			(30,709)	(54,686)		(2,210)			(2,113)	(5,314)
Goodwill Ending Balance						169,365	151,610	151,610	169,365	85,395	85,395	77,042	2,210	2,210	2,462	7,427	7,427	7,427
Impairment Reserves Ending Balance							(151,610)	(143,543)		85,395	(85,395)	(54,686)	2,210	(2,210)		7,427	7,427	5,314
Total, Net Ending Balance	$ 8,067			$ 8,067		$ 169,365		$ 8,067	$ 169,365			$ 22,356			$ 2,462			$ 2,113